Selected Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended											12 Months Ended
	Dec. 31, 2022		Sep. 30, 2022	Jun. 30, 2022		Mar. 31, 2022		Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gain (Loss) on Disposition of Business								$ (1,800)				$ (9)	$ (1,683)	$ (95)
Other Asset Impairment Charges	$ 230		$ 50	$ 482				201		$ 872	$ 473	763	1,575	864
Revenues	3,060		3,627	3,078		$ 2,852		2,770	$ 3,036	2,700	2,635	12,617	11,141	9,660
Net equity in losses of affiliates												(71)	(24)	(123)
Deconsolidation, Gain (Loss), Amount												2,074
Selected Quarterly Financial Information [Abstract]
Operating margin	563		892	563		530		559	760	728	664	2,548	2,711	2,693
Income (Loss) from Continuing Operations, net of Tax	(986)	[1]	446	(136)	[1]	171	[1]	(1,330)	485	(81)	(29)	(505)	(955)	149
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest								0	0	4	0
NET INCOME (LOSS)								(1,330)	485	(77)	(29)	(505)	(951)	152
Net income (loss) attributable to The AES Corporation	$ (903)		$ 421	$ (179)		$ 115		$ (632)	$ 343	$ 28	$ (148)	$ (546)	$ (409)	$ 46
Basic earnings (loss) per share:
Income (loss) from continuing operations attributable to The AES Corporation common stockholders, net of tax								$ (0.95)	$ 0.52	$ 0.03	$ (0.22)	$ (0.82)	$ (0.62)	$ 0.06
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share								0	0	0.01	0	0	0.01	0.01
NET INCOME ATTRIBUTABLE TO THE AES CORPORATION COMMON STOCKHOLDERS	$ (1.35)		$ 0.63	$ (0.27)		$ 0.17		(0.95)	0.52	0.04	(0.22)	(0.82)	(0.61)	0.07
Diluted earnings (loss) per share:
Income (loss) from continuing operations attributable to The AES Corporation common stockholders, net of tax								(0.95)	0.48	0.03	(0.22)	(0.82)	(0.62)	0.06
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share								0	0	0.01	0	0	0.01	0.01
Earnings Per Share, Diluted	(1.35)		0.59	(0.27)		0.16		(0.95)	0.48	0.04	(0.22)	(0.82)	(0.61)	$ 0.07
Dividends declared per common share	$ 0.32		$ 0.16	$ 0		$ 0.16		$ 0.31	$ 0.15	$ 0	$ 0.15	$ 0.6399	$ 0.6095
Goodwill impairment expense	$ (777)											$ (777)	$ 0	$ 0
Other Nonoperating Expense	$ 175											$ 175	$ 0	$ 202

[1]	Includes pre-tax impairment expense of $482 million, $50 million, and $230 million in the second, third, and fourth quarters of 2022, respectively (See Note 22—Asset Impairment Expense), pre-tax goodwill impairment expense of $777 million in the fourth quarter of 2022 (See Note 9—Goodwill and Other Intangible Assets), and other non-operating expense of $175 million in the fourth quarter of 2022 (See Note 8—Investments in and Advances to Equity Affiliates).